Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2020
Revenue From Contract With Customer [Abstract]
Summary of Revenues Disaggregated by Type of Services

The following tables present our revenues disaggregated by the type of the services:

	Years Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	USD
Leased and operated hotels revenue	212,671,930	253,420,676	227,074,041	34,800,619
Franchise and managed hotels revenues	692,942,739	831,340,340	677,480,818	103,828,478
Initial franchise fee	42,806,330	54,930,266	61,051,369	9,356,532
Continuing franchise fees	650,136,409	776,410,074	616,429,449	94,471,946
Others	-	7,032,119	25,455,237	3,901,186
Total	905,614,669	1,091,793,135	930,010,096	142,530,283

Summary of Contract Liabilities

Payments received in advance of performance under the contract are classified as current or non-current contract liabilities on the Group’s consolidated balance sheets and are recognized as revenue as the Group performs under the contract.

	Years Ended December 31,
	2019	2020	2020
	RMB	RMB	USD
Advance from customers	40,105,627	34,305,508	5,257,549
Deferred revenue-current	231,925,272	221,314,997	33,918,007
Deferred revenue-non current	410,807,248	361,901,369	55,463,811
Total contract liabilities	682,838,147	617,521,874	94,639,367

Schedule of Components of Deferred Revenue

The deferred revenue balances above, as of December 31, 2019 and 2020 were comprised of the following:

	Years Ended December 31,
	2019	2020	2020
	RMB	RMB	USD
Initial fees received from franchisees owners	295,443,732	280,478,697	42,985,241
Cash received for membership fees and not recognized as revenue	257,351,279	215,009,108	32,951,587
Cash received for prepaid card and sublease	58,075,704	48,137,090	7,377,332
Deferred revenue related to the membership program	31,861,805	39,591,471	6,067,658
Total contract liabilities	642,732,520	583,216,366	89,381,818